Summary of Significant Accounting Policies - Schedule of Interest Rate Profile of the Company Borrowings (Details) - Short-Term Debt [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Fixed rate borrowings:
Bank and other borrowings	$ 514,138
Finance lease liabilities, current	56,795	184,280
Finance lease liabilities, non-current		56,469
Floating rate borrowings:
Bank and other borrowings	$ 11,530,297	$ 10,928,069